Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

8.   SHARE-BASED COMPENSATION

Stock Option Plan

The Company adopted the Vycor Medical, Inc Employee, Director, and Consultant Stock Plan (the "Plan") as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company.   The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code.  Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date.  The options granted to participants owning more than 10% of the Company's outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date.  The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company's outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years.  The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis.  No employee stock options were granted for the six month periods ended June 30, 2013 and 2012.

Initial grants of options to purchase 500,000 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company's then Chief Executive Officer and Heather N. Vinas, the Company's then President at an exercise price of $0.135 per share.  The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas' resignation as President of the Company in May 2010, 166,667 unvested options were cancelled. These options have been fully expensed.

Stock appreciation rights may be granted either on a stand alone-basis or in conjunction with all or part of any other stock options granted under the plan.  As of June 30, 2013 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the "measurement date" using an option pricing model. The "measurement date" for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	1,747,341	$3.07
Granted	4,667	4.50
Exercised	-	-
Cancelled or expired	(2,140)	36.00
Outstanding at December 31, 2012	1,749,874	$3.03
Granted	-	-
Exercised	(326,752)	$1.47
Cancelled or expired	-	-
Outstanding at June 30, 2013	1,423,122	$3.39

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2011	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2012	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2013	5,557	$20.25

As of June 30, 2013, the weighted-average remaining contractual life of outstanding warrants and options is 1.41 and 4.63 years, respectively.

Non-Employee Stock Compensation

During the six months ended June 30, 2013, the Company issued an aggregate of 4,114, 4,787 and 1,078 shares of common stock, respectively, valued at $10,000, $10,000 and $2,500 to each of Steven Girgenti, Oscar Bronsther and Lowell Rush for services rendered to the board of directors. For the six months ended June 30, 2013, a total of $22,500 was recognized as share-based compensation for the issuance of these shares.

During the six months ended June 30, 2013 the Company issued an aggregate of 1,594, 2,319 and 2,319 shares of common stock, respectively, valued at $4,688, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 2,261 shares of common stock valued at $6,250 to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the six months ended June 30, 2013, an aggregate of $20,312 was recognized as share-based compensation for the issuance of these shares.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares Common Shares valued at $157,500 and $105,000 respectively. The value of these shares is being amortized over the period of the agreement, and for the six months ended June 30, 2013 stock compensation of $131,250 was recognized as share-based compensation in connection with these agreements.

Aggregate stock-based compensation expense charged to operations for stock and warrants granted to the above non-employees for the six months ended June 30, 2013 was $174,063. As of June 30, 2013, there was $107,375 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.  The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The following assumptions were used in calculations of the Black-Scholes option pricing model for options and warrants expensed in the three months ended June 30, 2013 and 2012:

	Six months ended June 30,
	2013	2012
Risk-free interest rates	-	2.39%
Expected life	-	3 years
Expected dividends	-	0%
Expected volatility	-	96%
Vycor Common Stock fair value	-	$1.88-$3.38

10.   SHARE-BASED COMPENSATION

Stock Option Plan

The Company adopted the Vycor Medical, Inc. Employee, Director, and Consultant Stock Plan (the “Plan”) as of February 13, 2008. The Plan provides for both incentive stock options and nonqualified stock options to be granted to employees, officers, consultants, independent contractors, directors and affiliates of the Company.   The board of directors establishes the terms and conditions of all stock option grants, subject to the Plan and applicable provisions of the Internal Revenue Code.  Incentive stock options must be granted at an exercise price not less than the fair market value of the common stock on the grant date.  The options granted to participants owning more than 10% of the Company’s outstanding voting stock must be granted at an exercise price not less than 110% of the fair market value of the common stock on the grant date.  The options expire on the date determined by the board of directors, but may not extend mare than 10 years from the grant date, while incentive stock options granted to participants owning more than 10% of the Company’s outstanding voting stock expire five years from the grant date. The vesting period for employees is generally over three years.  The vesting Period for non-employees is determined based on the services being provided. The maximum number of shares of stock which may be delivered under the plan shall automatically increase by a number sufficient to cause the number of shares covered by the plan to equal 10% of the total number of shares of stock then outstanding on a fully diluted basis.

Under ASC Topic 718, the Company estimates the fair value of option awards on the date of grant using an option pricing model. The grant date fair value is recognized over the option vesting period, the period during which an employee is required to provide service in exchange for the award. No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Under these standards, compensation cost for employee cost for employee stock-based awards is based on the estimated grant-date fair value and recognized over the vesting period of the applicable award on a straight-line basis.  No employee stock options were granted for the years ended December 31, 2012 and 2011.

Initial grants of options to purchase 3,334 shares were issued under the Plan on February 13, 2008 to each of Kenneth T. Coviello, the Company’s Chief Executive Officer and Heather N. Vinas, the Company’s President at an exercise price of $20.25 per share.  The options vested 33-1/3% on each of the first, second, and third anniversary of the grant and expire February 12, 2018. Following Heather Vinas’ resignation as President of the Company in May 2010, 667 unvested options were cancelled. For the years ended December 31, 2012 and 2011, the Company recognized share-based compensation of $0 and $0, respectively.

Stock appreciation rights may be granted either on a stand alone basis or in conjunction with all or part of any other stock options granted under the plan.  As of December 31, 2012 there were no awards of any stock appreciation rights.

The Company from time to time issues common stock, stock options or common stock warrants to acquire services or goods from non-employees. Common stock, stock options and common stock warrants issued to other than employees or directors are recorded on the basis of their fair value, which is measured as of the “measurement date” using an option pricing model. The “measurement date” for options and warrants related to contracts that have substantial disincentives to non-performance is the date of the contract, and for all other contracts is the vesting date. Expense related to the options and warrants is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.

The details of the outstanding rights, options and warrants and value of such rights, options and warrants are as follows:

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	777,371	$2.35
Granted	987,869	3.78
Exercised	(2,687)	0.17
Cancelled or expired	(15,212)	12.96
Outstanding at December 31, 2011	1,747,341	$3.07
Granted	4,667	4.50
Exercised	-	-
Cancelled or expired	(2,140)	36.00
Outstanding at December 31, 2012	1,749,868	$3.03

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2010	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2011	5,557	$20.25
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2012	5,557	$20.25

As of December 31, 2012, the weighted-average remaining contractual life of outstanding warrants and options is 1.93 and 5.12 years, respectively.

Non-Employee Stock Compensation

Under the terms of a consulting agreement dated February 2010, the Company issued fully vested warrants to Fountainhead to purchase up to 260,425 shares of the Company's common stock at $1.88 per share. The warrants are valid from February 10, 2010 for a period of five years. The fair value of these warrants was estimated using the Black-Scholes option pricing model and was amortized over the two-year life of the consultancy agreement, to February 2012. For year the ended December 31, 2012, $20,397 was recognized as share-based compensation in connection with this agreement.

During the year ended December 31, 2012, the Company issued an aggregate of 5,928 shares of common stock, valued at $20,000, to each of Steven Girgenti and Oscar Bronsther for services rendered to the board of directors. For the ended December 31, 2012, 2012, a total of $30,000 was recognized as share-based compensation for the issuance of these shares.

During the year ended December 31, 2012 the Company issued an aggregate of 3,704 shares of common stock, valued at $12,500, to each of Alvaro Pascual-Leone, Jason Barton and Jose Romano and 2,778 shares of Common Stock, valued at $9,375, to Josef Zihl for services rendered to the Scientific Advisory Board of NovaVision. For the ended December 31, 2012, an aggregate of $46,875 was recognized as share-based compensation for the issuance of these shares.

Under the terms of a one-year consultancy agreement with Mr. Jerrald Ginder dated March 2011, as amended June 2011, the company issued an aggregate of 137,778 restricted shares of common stock of the Company. The stock was valued by the Company at $420,000 and was amortized over the life of the agreement as share-based compensation expense. For the year ended December 31, 2012, aggregate compensation recognized in respect of the Consulting Agreement, as amended, was $109,570. The consultancy was fully expensed as of March 31, 2012. This Agreement is further discussed in Note 14.

In June 2011, the Company entered into a one-year Consulting Agreement with GreenBridge Capital Partners, IV, LLC, to provide consulting and advisory services to the Company. Under the terms of this agreement, GreenBridge was to receive up to 103,334 shares of the Company’s common stock. The stock was valued by the Company at $348,750 and was amortized over the life of the agreement as share-based compensation expense, in accordance with the performance under that agreement. As further discussed in Note 14, in May 2012 the Company exercised its option to repurchase 68,889 shares. Accordingly, a total of $116,250 was recognised as expense under this agreement. As at December 31, 2011, $113,344 had been recognized and for the year ended December 31, 2012, $2,906 was recognized as share-based compensation in connection with this agreement.

In April 2012 the Company entered into a consultancy agreement with Brunella Jacs, LLC for certain corporate and strategic advisory services. Under the terms of the agreement, Brunella Jacs was issued 8,889 shares of Common Stock, valued at $30,000. For the year ended December 31, 2012, aggregate compensation recognized in respect of this agreement was $30,000.

On May 14, 2012, the Company entered into a three-month Consulting Agreement with OneSource Advisors, LLC to provide consulting and advisory services to the Company, which was amended on August 31, 2012. Under the terms of the Consulting Agreement, on September 30, 2012 OneSource received warrants to purchase up to 4,667 of the Company’s Common Stock for a period of three years from May 14, 2012 at a price of $4.50 per share. The fair value of these warrants was estimated at $8,708 using the Black-Scholes model and the full value was recognized immediately.

On November 30, 2012 the Company entered into 12 month consulting agreements with Del Mar Consulting, Inc and Alex Partners, LLC to provide investor relations and investor awareness consultancy services. Under these agreements, Del Mar and Alex Partners received shares Common Shares valued at $157,500 and $105,000 respectively. The value of these shares is being amortized over the period of the agreement, and for the year ended December 31, 2012 stock compensation of $21,875 was recognized as share-based compensation in connection with this agreements.

Aggregate stock-based compensation expense charged to operations on stock and warrants granted to the above non-employees the year ended December 31, 2012 is $280,331. As of December 31, 2012, there was $240,625 of total unrecognized compensation costs related to warrant and stock awards and non-vested options.

Stock-based compensation expenses related to employee options and warrants granted to non-employees are recognized as the stock options and warrants are earned. The fair value of the stock options or warrants granted is estimated at the grant date, using the Black-Scholes option pricing model, and the expense is recognized on a straight-line basis over the shorter of the period over which services are to be received or the life of the option or warrant.  The grant date fair value of employee share options and similar instruments is estimated using the Black-Scholes option pricing model on the basis of the fair value of the underlying common stock on the measurement date, adjusted for the unique characteristics of those equity instruments, using the assumptions noted in the table below. The fair value of the common stock is determined by the then-prevailing private placement purchase price. Expected volatility was based on the historical volatility of a peer group of publicly traded companies. The expected term of options and warrants was based upon the life of the option, and the risk-free rate used was based on the U.S. Treasury Constant Maturity rate.

The following assumptions were used in calculations of the Black-Scholes option pricing model in years ended December 31, 2012 and 2011:

	Year ended December 31,
	2012	2011
Risk-free interest rates	0.31-2.39%	0.42-1.60%
Expected life	3 years	3 years
Expected dividends	0%	0%
Expected volatility	96-99%	96-99%
Vycor Common Stock fair value	$1.88-$4.50	$3.00-$4.50